Short-Term and Long-Term Debts (Details) - CNY (¥)		6 Months Ended		12 Months Ended
	Aug. 11, 2022	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Apr. 30, 2024	Jun. 30, 2023
Short-Term and Long-Term Debts [Line Items]
Borrowed amount			¥ 15,000,000
Repayment of short term debt		20,000,000
Maximum liability of the guarantee		¥ 45,500,000		¥ 45,500,000
Zhejiang Shaoxing Ruifeng Rural Commercial Bank [Member]
Short-Term and Long-Term Debts [Line Items]
Line of credit	¥ 100,000,000				¥ 198,000,000	¥ 148,000,000
Expiration date	Jul. 25, 2030
Credit facility bear interest rates		5.07%
Line of Credit [Member]
Short-Term and Long-Term Debts [Line Items]
Repayments of credit facilities		¥ 3,420,000	2,650,000
Hangzhou United Rural Commercial Bank Co., Ltd, [Member]
Short-Term and Long-Term Debts [Line Items]
Weighted average interest rate		3.50%
Weighted average maturity		1 month 24 days
Zhejiang Shaoxing Ruifeng Rural Commercial Bank [Member]
Short-Term and Long-Term Debts [Line Items]
Amount borrowed		¥ 8,256,791	¥ 6,216,127
Zhejiang Shaoxing Ruifeng Rural Commercial Bank [Member] | Line of Credit [Member]
Short-Term and Long-Term Debts [Line Items]
Repayment dates		dates for parts of the loan ranging from December 20, 2026 to July 25, 2030